Schedule I - Summary of Investments - Other Than Investments in Related Parties (Details) $ in Millions	Dec. 31, 2019 USD ($)
Summary of investments - other than investments in related parties
Cost or amortized cost	$ 3,442.0
Fair value	3,518.2
Amount shown on the balance sheet	3,518.2
Fixed maturity investments
Summary of investments - other than investments in related parties
Cost or amortized cost	1,656.6
Fair value	1,681.0
Amount shown on the balance sheet	1,681.0
Corporate debt securities
Summary of investments - other than investments in related parties
Cost or amortized cost	458.6
Fair value	474.1
Amount shown on the balance sheet	474.1
Asset-backed securities
Summary of investments - other than investments in related parties
Cost or amortized cost	489.4
Fair value	486.8
Amount shown on the balance sheet	486.8
Residential mortgage-backed securities
Summary of investments - other than investments in related parties
Cost or amortized cost	426.2
Fair value	438.9
Amount shown on the balance sheet	438.9
Commercial mortgage-backed securities
Summary of investments - other than investments in related parties
Cost or amortized cost	88.5
Fair value	89.0
Amount shown on the balance sheet	89.0
U.S. government and government agency
Summary of investments - other than investments in related parties
Cost or amortized cost	111.5
Fair value	110.5
Amount shown on the balance sheet	110.5
Non-U.S. government and government agency
Summary of investments - other than investments in related parties
Cost or amortized cost	63.7
Fair value	63.0
Amount shown on the balance sheet	63.0
Preferred stocks
Summary of investments - other than investments in related parties
Cost or amortized cost	17.0
Fair value	17.0
Amount shown on the balance sheet	17.0
U.S. States, municipalities and political subdivision
Summary of investments - other than investments in related parties
Cost or amortized cost	1.7
Fair value	1.7
Amount shown on the balance sheet	1.7
Short-term investments
Summary of investments - other than investments in related parties
Cost or amortized cost	1,090.8
Fair value	1,085.2
Amount shown on the balance sheet	1,085.2
Total equity securities
Summary of investments - other than investments in related parties
Cost or amortized cost	379.2
Fair value	405.2
Amount shown on the balance sheet	405.2
Other long-term investments
Summary of investments - other than investments in related parties
Cost or amortized cost	315.4
Fair value	346.8
Amount shown on the balance sheet	$ 346.8